Standards issued but not yet effective	12 Months Ended
Sep. 30, 2023
Standards issued but not yet effective
Standards issued but not yet effective

4. Standards issued but not yet effective

The IASB and the IFRIC have issued the following new and revised standards and interpretations that are not yet effective for the relevant reporting periods and the Company has not early adopted these standards, amendments and interpretations. However, the Company is currently assessing what impact the application of these standards or amendments will have on the Consolidated Financial Statements of the company. The Company intends to adopt these standards, if applicable, when the standards become effective:

(a) Effective for annual periods beginning on or after January 1, 2023, the Company will adopt amendments to IAS 1, ‘Presentation of financial statements’. The amendment clarifies that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date. The amendment also clarifies what IAS 1 means when it refers to the ‘settlement’ of a liability.

(b) Effective for annual periods beginning on or after January 1, 2023, the Company will adopt amendments to IAS 12, ‘Income taxes’. The amendment requires companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences.